Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2015
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2015
Machinery and equipment	$12,408,524	$-	$12,408,524
Furniture and office equipment	529,648	(513,480)	16,168
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$13,150,807	$(712,115)	$12,438,692

		Accumulated
	Cost	Depreciation	Net
December 31, 2014
Machinery and equipment	$12,408,524	$-	$12,408,524
Furniture and office equipment	529,648	(511,518)	18,130
Leasehold improvements	41,190	(41,190)	-
Venezuelan property and equipment	171,445	(157,445)	14,000
	$13,150,807	$(710,153)	$12,440,654